RELATED PARTY DISCLOSURES	6 Months Ended
Jun. 30, 2023
Related party [Abstract]
Related Party Disclosures	Related Party Disclosures
The total amounts of $7 million and $11 million due from related parties as of June 30, 2023 and December 31, 2022, respectively, have been included in receivables, prepayments and other assets (see Note 8). The $13 million and $10 million due to related parties as of June 30, 2023 and December 31, 2022, respectively, have been included in trade and other payables.

Related party balances disclosed in the interim condensed consolidated statements of financial position related to Silicon Manufacturing Partners Pte Ltd. ("SMP"). SMP is a joint venture with LSI Technology (Singapore) Pte. Ltd. The Company holds a 49.0% interest in SMP and manages all aspects of its manufacturing operations.

The following table presents the related party transactions included in the interim condensed consolidated statements of operations:

(in millions)	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Purchases from: *
SMP	$13	$13	$23	$27

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$10	$12	$23	$22
* Purchases from SMP were primarily comprised of wafer purchases.